Flight equipment held for operating leases, net (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Abstract]
Schedule of movements in flight equipment held for operating leases
Movements in flight equipment held for operating leases during the six months ended June 30, 2026 and 2025 were as follows:

	Six Months Ended June 30,
	2026	2025
Net book value at beginning of period	$57,796,320	$58,575,672
Additions	2,958,474	2,227,541
Depreciation	(1,263,574)	(1,312,506)
Disposals and transfers to held for sale	(1,314,554)	(607,768)
Transfers to/from investment in finance leases, net/inventory	(276,202)	(168,354)
Impairments (Note 20)	(14,557)	(5,609)
Net book value at end of period	$57,885,907	$58,708,975

Accumulated depreciation and impairment as of June 30, 2026 and 2025, respectively:	$(16,642,181)	$(16,282,169)